Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2023
Subsequent Events Unaudited [Abstract]
Subsequent Events (unaudited)

17. Subsequent Events (unaudited)

Convertible 12% Promissory Notes

On April 8, 2024, the Convertible 12% Promissory Note entered into on March 21, 2024 was repaid in full, for an aggregate payment of $0.4 million.

On April 28, 2024 the Company entered into letter agreements with two holders of Convertible 12% Promissory Notes, who are also FPA Investors, which were originally entered into on March 26, 2024 and April 1, 2024. Pursuant to the Convertible 12% Promissory Notes, the holders of the notes may, in their sole discretion, require the Company to repay all or any portion of the outstanding principal amount and interest upon the receipt of cash proceeds in excess of $5.0 million. Pursuant to the letter agreements, the holders have agreed not to exercise the right to repayment until the cash proceeds received exceed an additional $5.0 million (for a total of $10.0 million in cash proceeds from the issuance date of each respective note). In exchange for signing the letter agreements, the Company has agreed to (i) pay cash consideration to each holder for an aggregate of $0.1 million, (ii) issue an aggregate of 416,667 shares of Common Stock to the holders, and (iii) issue an aggregate of 550,000 warrants entitling each holder to purchase shares of Common Stock at an exercise price of $2.00 per share.

On April 30, 2024, the Company entered into a convertible 12% promissory note agreement for $0.2 million with a one year term, issued at a less than $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 125,000 shares of Common Stock as well as warrants that allow the lender to acquire up to 165,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 1, 2024, the Company entered into a convertible 12% promissory note agreement for $0.2 million with a one year term, issued at a 10.0% purchase discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 166,667 shares of Common Stock as well as warrants that allow the lender to acquire up to 220,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 1, 2024, the Company entered into a convertible 12% promissory note agreement for $0.1 million with a one year term, issued at a less than $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 101,461 shares of Common Stock as well as warrants that allow the lender to acquire up to 133,929 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 6, 2024, the Company entered into a convertible 12% promissory note agreement with a related party for $0.4 million with a one year term, issued at 10% discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 333,333 shares of Common Stock as well as warrants that allow the lender to acquire up to 440,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment.

On May 9, 2024, the Convertible 12% Promissory Note entered into on April 1, 2024, for $0.3 million was repaid in full for an aggregate payment of $0.4 million.

Forward Purchase Contract Amendments

On April 18, 2024, the Company amended their Forward Purchase Agreement with an FPA Investor, which had been previously amended on January 19, 2024, to amend the Reset Price to establish a floor of $1.27 and gives the FPA Investor the ability to purchase up to 248,360 additional FPA Shares.

Convertible Bridge Loans

On April 12, 2024, the maturity of the 2024 Related Party Convertible Bridge Loan was amended to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, (iii) the occurrence of any event of default, or (iv) the acceleration of the amended and restated short term bridge note. The 2024 Related Party Convertible Bridge Loan was repaid in full on April 17, 2024 for an aggregate payment of $0.5 million.

On April 18, 2024, two of the Convertible Bridge Loans entered into on February 27, 2024 and March 21, 2024 were repaid in full, for an aggregate payment of $0.3 million.

On April 19, 2024, one of the Convertible Bridge Loans was amended to extend the maturity date to be the earliest of (i) 90 days from issuance, (ii) upon a financing event with third parties exceeding $5.0 million, (iii) the occurrence of any event of default, or (iv) the acceleration of the amended and restated short term bridge note. In connection with the amendment, the repayment amount was amended to include a 24.6% bridge premium and the Company issued the lender 16,667 shares of Common Stock as well as warrants that allow the lender to acquire up to 22,000 shares of common stock at an initial exercise price of $2.00 per share. On April 25, 2024, $0.1 million, representing a portion of the outstanding balance was repaid to the lender. Less than $0.1 million remains outstanding on the related Convertible Bridge Loan.

Zero Coupon Convertible Promissory Note

On May 7, 2024, the Company entered into a zero coupon convertible promissory note agreement for $0.6 million with a one year term, issued at $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 416,667 shares of Common Stock as well as warrants that allow the lender to acquire up to 550,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment. Pursuant to the agreement, the Company may issue up to three additional zero coupon convertible promissory notes in the aggregate principal amount of $1.8 million. In connection with the three additional tranches, the Company may issue an aggregate of up to 1,250,000 additional shares of Common Stock and issue warrants that entitle holders to an aggregate of up to 1,650,000 shares of Common Stock at the lender’s sole discretion. Each additional promissory note will have identical terms as the original note, and each additional common stock purchase warrant will have identical terms as the original warrant.

Convertible Promissory Notes

On May 9, 2024, the Company entered into a convertible promissory note agreement for $0.4 million with a one year term, issued at $0.1 million discount. The lender retains the option to convert any or all outstanding and unpaid principal amount and interest into shares of the Company’s common stock from the date of issuance until the maturity date. Concurrently with this agreement, the Company issued the lender 250,000 shares of Common Stock as well as warrants that allow the lender to acquire up to 330,000 shares of common stock at an initial exercise price of $2.00 per share, subject to adjustment. Pursuant to the agreement, the Company may issue up to three additional convertible promissory notes in the aggregate principal amount of $1.1 million. In connection with the three additional tranches, the Company may issue an aggregate of up to 750,000 additional shares of Common Stock and issue warrants that entitle holders to an aggregate of up to 990,000 shares of Common Stock at the lender’s sole discretion. Each additional promissory note will have identical terms as the original note, and each additional common stock purchase warrant will have identical terms as the original warrant.